Other current assets (Tables)	12 Months Ended
Dec. 31, 2011
Other current assets
Schedule of other current assets

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Input value-added tax recoverable	379,162	440,856
Income tax recoverable	—	43,781
Value-added tax refund from export sales	135,112	238,720
Prepaid input VAT & customs duty for import machinery and materials	106,664	26,803
Prepaid expenses	12,361	15,284
Insurance recovery asset	29,802	—
Prepayment for application of land use right	45,927	29,140
Foreign exchange forward contract instruments	2,493	23,351
Others	29,249	42,201
	740,770	860,136